RISK MANAGEMENT - Scenario of probability weighting in measuring ECL (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
COLOMBIA | Scenario A
Disclosure of financial assets [line items]
Scenario probability weighting in measuring ECL (as a percent)	27.00%	27.00%
COLOMBIA | Scenario B
Disclosure of financial assets [line items]
Scenario probability weighting in measuring ECL (as a percent)	56.00%	56.00%
COLOMBIA | Scenario C
Disclosure of financial assets [line items]
Scenario probability weighting in measuring ECL (as a percent)	17.00%	17.00%
PANAMA | Scenario A
Disclosure of financial assets [line items]
Scenario probability weighting in measuring ECL (as a percent)	15.00%	10.00%
PANAMA | Scenario B
Disclosure of financial assets [line items]
Scenario probability weighting in measuring ECL (as a percent)	75.00%	50.00%
PANAMA | Scenario C
Disclosure of financial assets [line items]
Scenario probability weighting in measuring ECL (as a percent)	10.00%	40.00%